Vanguard Strategic Small-Cap Equity Fund Expense Example - Investor Prospectus [Member] - Vanguard Strategic Small-Cap Equity Fund - Investor Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268